Segment information - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information
Percentage of revenue	10.00%	1.00%	1.00%
Total revenue realized in the country of domicile	€ 8,265	€ 7,407	€ 6,947
Revenue	256,127	232,023	205,450
Medical Segment
Segment information
Revenue	€ 39,868	€ 31,338	€ 26,772